Other financial income / expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Other financial income:
Interest on bank deposit	€ 10,030	€ 14,305		€ 5,217
Effect of discounting long term R&D incentives receivables	93	93		199
Currency exchange gain	4,697	775		10,978
Fair value gain on financial assets held at fair value through profit or loss	2,397	5,355		1,203
Fair value gain on current financial investments	0	611		0
Gain upon sale of financial assets held at fair value through profit or loss	0	2		667
Other finance income	1,450	248		0
Total other financial income	18,667	21,389	[1]	18,264	[1]
Other financial expenses:
Interest expenses	(9,389)	(1,268)		(780)
Effect of discounting long term deferred income	(16,278)	(6,900)		0
Currency exchange loss	(110,416)	(47,720)		(1,057)
Loss upon sale of financial assets held at fair value through profit or loss	(88)	0		0
Fair value loss on current financial investments	(15,901)	(3,700)		0
Other finance charges	(773)	(380)		(764)
Total other financial expense	(152,844)	(59,968)	[1]	(2,602)	[1]
Total net other financial expense (-)/ income	€ (134,177)	€ (38,579)		€ 15,663

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.